Share Based Compensation - Summary of Restricted Stock Option Activities (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares Outstanding, Beginning Balance	873,333
Number of shares, granted	30,000
Number of shares, vested	(853,333)
Number of shares Outstanding, Ending Balance	50,000	873,333
Weighted average grant date fair value, Outstanding	¥ 12.17
Weighted average grant date fair value, Granted	39.85	¥ 11.65
Weighted average grant date fair value, Vested	11.88
Weighted average grant date fair value, Outstanding	¥ 25.58	¥ 12.17
Weighted average remaining contractual life, Outstanding	2 years 3 days	2 months 1 day